UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 92.5%
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
BANKING -- 6.4%
    Bank of America ..............................     90,000      $  4,173,300
    Fifth Third Bancorp ..........................    110,000         5,111,700
    US Bancorp ...................................    118,000         3,545,900
                                                                   ------------
                                                                     12,830,900
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 5.9%
    Fox Entertainment Group, Cl A* ...............    185,000         6,225,250
    Viacom, Cl B .................................    150,000         5,601,000
                                                                   ------------
                                                                     11,826,250
                                                                   ------------
CABLE TV -- 2.3%
    DIRECTV Group* ...............................    300,000         4,515,000
                                                                   ------------
CHEMICALS -- 4.1%
    Air Products & Chemicals .....................     55,000         3,240,050
    EI Du Pont de Nemours ........................    105,000         4,993,800
                                                                   ------------
                                                                      8,233,850
                                                                   ------------
COMPUTER SOFTWARE -- 2.1%
    BMC Software* ................................    250,000         4,207,500
                                                                   ------------
COMPUTERS & SERVICES -- 2.0%
    Cadence Design Systems* ......................    300,000         3,999,000
                                                                   ------------
ENTERTAINMENT -- 1.2%
    Carnival .....................................     40,000         2,304,000
                                                                   ------------
FINANCIAL SERVICES -- 2.8%
    Morgan Stanley ...............................    100,000         5,596,000
                                                                   ------------
FOOD, BEVERAGE & TOBACCO -- 5.7%
    Altria Group .................................    140,000         8,936,200
    Smithfield Foods* ............................     82,500         2,497,275
                                                                   ------------
                                                                     11,433,475
                                                                   ------------
INSURANCE -- 13.0%
    ACE ..........................................    112,500         4,882,500
    Allstate .....................................     90,000         4,539,600
    Assured Guaranty Ltd. ........................    240,000         4,224,000

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
INSURANCE -- CONTINUED
    Conseco* .....................................    175,000      $  3,333,750
    ING Groep ADR ................................    170,821         4,929,894
    St. Paul Travelers ...........................    105,000         3,941,700
                                                                   ------------
                                                                     25,851,444
                                                                   ------------
MACHINERY -- 1.8%
    Illinois Tool Works ..........................     40,000         3,479,200
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 10.6%
    Boston Scientific* ...........................    140,000         4,628,400
    Cigna ........................................     52,000         4,173,000
    Guidant ......................................     40,500         2,935,845
    HCA ..........................................    142,000         6,321,840
    Humana* ......................................     90,000         3,084,300
                                                                   ------------
                                                                     21,143,385
                                                                   ------------
METALS -- 2.7%
    Alcoa ........................................    180,000         5,311,800
                                                                   ------------
MOTORCYCLES, BICYCLES & PARTS -- 2.5%
    Harley-Davidson ..............................     82,000         4,929,020
                                                                   ------------
OFFICE FURNITURE & FIXTURES -- 1.6%
    Pitney Bowes .................................     72,000         3,221,280
                                                                   ------------
PACKAGING -- 1.8%
    Pactiv* ......................................    160,000         3,553,600
                                                                   ------------
PETROLEUM & FUEL PRODUCTS -- 2.2%
    Halliburton ..................................    105,000         4,318,650
                                                                   ------------
PHARMACEUTICALS -- 8.2%
    Abbott Laboratories ..........................     80,000         3,601,600
    GlaxoSmithKline ADR ..........................    130,000         5,794,100
    Wyeth ........................................    175,000         6,935,250
                                                                   ------------
                                                                     16,330,950
                                                                   ------------
PROFESSIONAL SERVICES -- 2.0%
    Jacobs Engineering Group* ....................     80,000         4,063,200
                                                                   ------------
RETAIL -- 8.2%
    Brinker International* .......................     85,000         3,196,850
    CVS ..........................................     65,000         3,012,750
    Home Depot ...................................     90,000         3,713,400

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR OPPORTUNITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
RETAIL -- CONTINUED
    Limited Brands ...............................    135,000      $  3,199,500
    Target .......................................     65,000         3,300,050
                                                                   ------------
                                                                     16,422,550
                                                                   ------------
SEMI CONDUCTORS -- 3.2%
    Applied Materials* ...........................    400,000         6,360,000
                                                                   ------------
TOYS & GAMES -- 2.2%
    Mattel .......................................    225,000         4,376,250
                                                                   ------------

    TOTAL COMMON STOCK
      (Cost $166,087,774).........................                  184,307,304
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.5%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund .......  7,807,310         7,807,310
    HighMark U.S. Government Money Market Fund ...  5,101,121         5,101,121
                                                                   ------------

    TOTAL SHORT-TERM INVESTMENTS
      (Cost $12,908,431)..........................                   12,908,431
                                                                   ------------

    TOTAL INVESTMENTS -- 99.0%
      (Cost $178,996,205)+........................                 $197,215,735
                                                                   ============
         PERCENTAGES ARE BASED ON NET ASSETS OF $199,280,347.
       + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $178,996,205, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,887,961 AND $(2,668,431), RESPECTIVELY.
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
    LTD. LIMITED

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


CMB-QH-001-0200

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK -- 100.0%
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
BELGIUM -- 4.8%
    Fortis .......................................     30,000      $    810,677
    KBC Bancassurance Holding ....................      7,300           563,818
                                                                   ------------
                                                                      1,374,495
                                                                   ------------
BERMUDA -- 6.4%
    ACE ..........................................     14,600           633,640
    Assured Guaranty Ltd. ........................     32,000           563,200
    Catlin Group Ltd.* ...........................    100,000           654,476
                                                                   ------------
                                                                      1,851,316
                                                                   ------------
DENMARK -- 3.3%
    Carlsberg* ...................................     20,000           947,710
                                                                   ------------
FINLAND -- 1.4%
    Sampo ........................................     30,000           396,931
                                                                   ------------
FRANCE -- 13.3%
    Accor* .......................................     20,000           874,942
    Alcatel* .....................................     40,493           581,159
    Lafarge ......................................      9,000           927,997
    Pinault-Printemps-Redoute ....................      6,000           632,352
    Renault ......................................     10,000           817,326
                                                                   ------------
                                                                      3,833,776
                                                                   ------------
GERMANY -- 13.6%
    Celesio* .....................................      6,000           465,602
    Deutsche Boerse ..............................     15,000           932,690
    Henkel KGaA* .................................     13,000         1,101,500
    Singulus Technologies* .......................     75,000         1,420,543
                                                                   ------------
                                                                      3,920,335
                                                                   ------------
IRELAND -- 5.3%
    Bank of Ireland ..............................     60,000           947,681
    Independent News & Media .....................    200,000           573,562
    Waterford Wedgwood* ..........................    154,260            13,875
                                                                   ------------
                                                                      1,535,118
                                                                   ------------
JAPAN -- 5.2%
    Canon ........................................     15,000           788,700
    Honda Motor ADR ..............................      6,000           157,500

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
JAPAN -- CONTINUED
    TDK ..........................................      8,000      $    556,764
                                                                   ------------
                                                                      1,502,964
                                                                   ------------
NETHERLANDS -- 12.9%
    Aegon ........................................     46,619           632,620
    Buhrmann .....................................     86,442           890,183
    CSM ..........................................     20,000           586,858
    ING Groep ....................................     30,858           888,167
    Wolters Kluwer* ..............................     40,000           721,124
                                                                   ------------
                                                                      3,718,952
                                                                   ------------
SOUTH KOREA -- 1.4%
    KT ADR .......................................     18,000           389,880
                                                                   ------------
SWITZERLAND -- 7.7%
    Clariant* ....................................     45,000           738,326
    Nestle .......................................      3,000           787,547
    Swatch Group* ................................      5,000           698,780
                                                                   ------------
                                                                      2,224,653
                                                                   ------------
TAIWAN -- 2.5%
    United Microelectronics ADR* .................    200,000           706,000
                                                                   ------------
UNITED KINGDOM -- 22.2%
    BAE Systems ..................................    156,569           724,973
    Boots Group ..................................     50,000           628,542
    GlaxoSmithKline ADR ..........................     20,000           891,400
    ITV ..........................................        102               225
    ITV Convertible Shares* ......................          9                 6
    Kingfisher ...................................    121,507           698,981
    Lloyds TSB Group .............................     91,526           856,662
    Misys ........................................    200,000           812,908
    Vodafone Group ADR ...........................     30,000           779,400
    WPP Group ....................................     90,000           980,300
                                                                   ------------
                                                                      6,373,397
                                                                   ------------

    TOTAL FOREIGN COMMON STOCK
      (Cost $23,195,815)..........................                   28,775,527
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.1%
--------------------------------------------------------------------------------
                                                       SHARES         VALUE
                                                     ----------    ------------
    Union Bank of California Money Market Fund ...    312,859      $    312,859
                                                                   ------------

    TOTAL SHORT-TERM INVESTMENTS
      (Cost $312,859).............................                      312,859
                                                                   ------------

    TOTAL INVESTMENT -- 101.1%
      (Cost $23,508,674)+.........................                 $ 29,088,386
                                                                   ============
         PERCENTAGES ARE BASED ON NET ASSETS OF $28,781,509.
       + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $23,508,674, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $5,603,934 AND $(24,222), RESPECTIVELY.
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
    LTD. LIMITED

         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR INTERNATIONAL
                                                    EQUITY FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                      % OF            MARKET
SECTOR DIVERSIFICATION                             NET ASSETS         VALUE
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK
Insurance                                             11.7%        $ 3,372,103
Banks                                                 11.0           3,178,838
Food, Beverage & Tobacco                               8.1           2,322,115
Retail                                                 7.1           2,026,303
Chemicals                                              6.4           1,839,826
Telephones & Telecommunications                        6.1           1,750,439
Machinery                                              4.9           1,420,543
Computers & Services                                   4.8           1,369,672
Financial Services                                     4.6           1,329,621
Printing & Publishing                                  4.5           1,294,686
Advertising                                            3.4             980,300
Automotive                                             3.4             974,826
Concrete & Mineral Products                            3.2             927,997
Drugs                                                  3.1             891,400
Wholesale                                              3.1             890,183
Hotels & Lodging                                       3.1             874,942
Broadcasting, Newspapers & Advertising                 2.7             788,931
Aerospace & Defense                                    2.5             724,973
Semi Conductors                                        2.5             706,000
Building & Construction Supplies                       2.2             632,352
Medical Products & Services                            1.6             465,602
Consumer Products                                       --              13,875
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCK                           100.0          28,775,527
SHORT-TERM INVESTMENT                                  1.1             312,859
--------------------------------------------------------------------------------
TOTAL INVESTMENTS                                    101.1%        $ 29,088,386
--------------------------------------------------------------------------------


AMOUNT DESIGNATED AS "--" ROUNDS TO 0%.


CMB-QH-002-0200

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 88.6%
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     ----------    ------------
AEROSPACE/DEFENSE EQUIPMENT -- 2.1%
    Alliant Techsystems* ..........................      650       $     43,277
                                                                   ------------
APPAREL/TEXTILES -- 1.6%
    Kellwood ......................................    1,200             34,728
                                                                   ------------
BANKS -- 2.4%
    NewAlliance Bancshares ........................    3,420             50,855
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.0%
    Polycom* ......................................    2,000             34,560
    Westwood One* .................................    1,200             28,980
                                                                   ------------
                                                                         63,540
                                                                   ------------
BUILDING & CONSTRUCTION SUPPLIES -- 1.9%
    York International ............................    1,100             39,952
                                                                   ------------
CHEMICALS -- 5.5%
    Church & Dwight ...............................      960             33,053
    Lubrizol ......................................    1,100             39,633
    Valspar .......................................      900             44,100
                                                                   ------------
                                                                        116,786
                                                                   ------------
COMPUTER SOFTWARE -- 6.5%
    Activision* ...................................    1,500             33,900
    JDA Software Group* ...........................    3,500             42,070
    Magma Design Automation* ......................    2,000             27,000
    THQ* ..........................................    1,500             33,375
                                                                   ------------
                                                                        136,345
                                                                   ------------
CONSUMER DISCRETIONARY -- 3.9%
    Ruby Tuesday ..................................    1,600             40,704
    Tempur-Pedic International* ...................    1,900             40,641
                                                                   ------------
                                                                         81,345
                                                                   ------------
ENTERTAINMENT -- 1.7%
    Regal Entertainment Group, Cl A ...............    1,800             35,820
                                                                   ------------
FINANCE -- 2.1%
    Alliance Capital Management Holding ...........    1,000             44,990
                                                                   ------------
FOOD, BEVERAGE & TOBACCO -- 5.9%
    Chiquita Brands International* ................    2,000             45,900

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     ----------    ------------
FOOD, BEVERAGE & TOBACCO -- CONTINUED
    Del Monte Foods* ..............................    3,600       $     40,608
    Hain Celestial Group* .........................    1,900             38,228
                                                                   ------------
                                                                        124,736
                                                                   ------------
HOTELS & LODGING -- 0.8%
    Ameristar Casinos .............................      400             17,492
                                                                   ------------
INDUSTRIAL -- 1.8%
    Nordson .......................................    1,000             37,630
                                                                   ------------
INSURANCE -- 3.7%
    Aspen Insurance Holdings Ltd. .................    1,500             38,715
    Max Re Capital Ltd. ...........................    1,800             38,520
                                                                   ------------
                                                                         77,235
                                                                   ------------
MACHINERY -- 3.8%
    Crane .........................................    1,300             37,050
    Kennametal ....................................      900             44,046
                                                                   ------------
                                                                         81,096
                                                                   ------------
MEDICAL PRODUCTS & SERVICES -- 7.8%
    Community Health Systems* .....................    1,500             43,470
    Health Net* ...................................    1,400             40,726
    Herbalife Ltd.* ...............................    2,400             38,520
    Triad Hospitals* ..............................    1,000             40,690
                                                                   ------------
                                                                        163,406
                                                                   ------------
PETROLEUM & FUEL PRODUCTS -- 3.6%
    Patterson-UTI Energy ..........................    1,900             36,955
    Tetra Technologies* ...........................    1,400             39,060
                                                                   ------------
                                                                         76,015
                                                                   ------------
PHARMACEUTICALS -- 1.6%
    Cephalon* .....................................      700             34,440
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.2%
    Saxon Capital* ................................    2,100             45,465
                                                                   ------------
RETAIL -- 11.0%
    AnnTaylor Stores* .............................    1,800             38,682
    New York & Co.* ...............................    2,300             40,250
    Reebok International Ltd. .....................      800             35,624
    Saks ..........................................    2,800             39,844
    Talbots .......................................    1,400             37,898

THE ADVISORS' INNER CIRCLE FUND                     CAMBIAR CONQUISTADOR FUND
                                                    JANUARY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES         VALUE
                                                     ----------    ------------
RETAIL -- CONTINUED
    Zale* .........................................    1,500       $     39,840
                                                                   ------------
                                                                        232,138
                                                                   ------------
SEMI CONDUCTORS -- 4.3%
    Credence Systems* .............................    3,000             24,000
    Intersil, Cl A ................................    2,200             32,626
    MEMC Electronic Materials* ....................    2,800             34,440
                                                                   ------------
                                                                         91,066
                                                                   ------------
TECHNOLOGY -- 9.7%
    Imation .......................................    1,200             41,388
    Maxtor* .......................................   10,000             47,300
    NDS Group ADR* ................................    1,100             39,017
    Storage Technology* ...........................    1,300             40,937
    WebMD* ........................................    4,600             34,730
                                                                   ------------
                                                                        203,372
                                                                   ------------
TELEPHONES & TELECOMMUNICATIONS -- 1.7%
    Adtran ........................................    2,000             35,820
                                                                   ------------

    TOTAL COMMON STOCK
      (Cost $1,697,439)............................                   1,867,549
                                                                   ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.3%
--------------------------------------------------------------------------------
    HighMark Diversified Money Market Fund ........   83,342             83,342
    HighMark U.S. Government Money Market Fund ....   83,342             83,342
    Union Bank of California Money Market Fund ....   50,619             50,619
                                                                   ------------

    TOTAL SHORT-TERM INVESTMENTS
      (Cost $217,303)..............................                     217,303
                                                                   ------------

    TOTAL INVESTMENTS -- 98.9%
      (Cost $1,914,742)+...........................                $  2,084,852
                                                                   ============
         PERCENTAGES ARE BASED ON NET ASSETS OF $2,107,754.
       + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
         $1,914,742, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $201,606 AND $(31,496), RESPECTIVELY.
       * NON-INCOME PRODUCING SECURITY
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS
    LTD. LIMITED
         FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.


CMB-QH-003-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------------------
                                            Peter J. Golden
                                            Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.